Variable Interest Entities - Schedule of Assets and Liabilities of the Lessor VIE (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Assets
Prepaid expenses and other current assets		$ 21,152	$ 16,293
Liabilities
Accrued expenses and other liabilities		(24,708)	(19,839)
Amounts due to related parties, current		(595)	(224)
Amounts due to related parties, non-current	[1]	(48,140)	(54,877)
Due to Related Parties		(48,735)	(55,101)
Variable Interest Entity, Primary Beneficiary [Member]
Assets
Cash, cash equivalents and restricted cash		108	124
Prepaid expenses and other current assets		351	324
Liabilities
Accrued expenses and other liabilities		(602)
Amounts due to related parties, current		(544)	(197)
Amounts due to related parties, non-current		(48,140)	(54,767)
Due to Related Parties		$ (49,286)	$ (54,964)

[1]	Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity.